UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Research Fund
Class IA	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$74	0.68%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Research Fund returned 18.16%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Oracle, a cloud application and platform services company
↑	NRG Energy, an integrated energy company

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Not owning Micron Technology, a semiconductor company
Putnam VT Research Fund	PAGE 1	38983-ATSIA-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IA 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	18.16	14.80	15.36
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$124,878,889
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Total Management Fee Paid	$612,264
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Research Fund	PAGE 2	38983-ATSIA-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Research Fund	PAGE 3	38983-ATSIA-0226

Putnam VT Research Fund
Class IB	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Putnam VT Research Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$101	0.93%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Research Fund returned 17.88%. The Fund compares its performance to the S&P 500 Index, which returned 17.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Seagate Technology, a data storage company
↑	Oracle, a cloud application and platform services company
↑	NRG Energy, an integrated energy company

Top detractors from performance:
↓	Underweight position in Advanced Micro Devices, a technology company
↓	Out-of-benchmark position in Marvell Technology, a semiconductor company
↓	Not owning Micron Technology, a semiconductor company
Putnam VT Research Fund	PAGE 1	38983-ATSIB-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class IB 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	17.88	14.52	15.07
Russell 3000 Index	17.15	13.15	14.29
S&P 500 Index	17.88	14.42	14.82
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance benefited from gains related to settlement of security litigations recognized in May 2017.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$124,878,889
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	140
Total Management Fee Paid	$612,264
Portfolio Turnover Rate	70%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam VT Research Fund	PAGE 2	38983-ATSIB-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Research Fund	PAGE 3	38983-ATSIB-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,105,519 in December 31, 2024 and $1,138,734 in December 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $140,446 in December 31, 2024 and $195,135 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $864,236 in December 31, 2024 and $1,655,229 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Research Fund
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 27
Tax Information 28
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Putnam Variable Trust
Financial Highlights
Putnam VT Research Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.67 $34.91 $27.32 $35.41 $30.80
Income from investment operations
a
:
Net investment income
b
......................... 0.24 0.28 0.26 0.21 0.18
Net realized and unrealized gains (losses) ........... 6.90 8.95 7.64 (5.93) 6.90
Total from investment operations .................... 7.14 9.23 7.90 (5.72) 7.08
Less distributions from:
Net investment income .......................... (0.35) (0.23) (0.31) (0.27) (0.10)
Net realized gains ............................. (2.73) (0.24) — (2.10) (2.37)
Total distributions ............................... (3.08) (0.47) (0.31) (2.37) (2.47)
Net asset value, end of year ....................... $47.73 $43.67 $34.91 $27.32 $35.41
Total return
c
................................... 18.16% 26.61% 29.16% (17.07)% 24.44%
Ratios to average net assets
Expenses
d
.................................... 0.68% 0.70% 0.74% 0.76%
e
0.73%
Net investment income ........................... 0.56% 0.70% 0.85% 0.74% 0.55%
Supplemental data
Net assets, end of year (000’s) ..................... $27,656 $26,562 $23,855 $20,807 $26,877
Portfolio turnover rate ............................ 70% 37% 34% 40% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $43.36 $34.69 $27.15 $35.22 $30.66
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.18 0.18 0.14 0.10
Net realized and unrealized gains (losses) ........... 6.85 8.88 7.60 (5.91) 6.86
Total from investment operations .................... 6.99 9.06 7.78 (5.77) 6.96
Less distributions from:
Net investment income .......................... (0.26) (0.15) (0.24) (0.20) (0.03)
Net realized gains ............................. (2.73) (0.24) — (2.10) (2.37)
Total distributions ............................... (2.99) (0.39) (0.24) (2.30) (2.40)
Net asset value, end of year ....................... $47.36 $43.36 $34.69 $27.15 $35.22
Total return
c
................................... 17.88% 26.28% 28.86% (17.28)% 24.13%
Ratios to average net assets
Expenses
d
.................................... 0.93% 0.95% 0.99% 1.01%
e
0.98%
Net investment income ........................... 0.31% 0.45% 0.60% 0.49% 0.29%
Supplemental data
Net assets, end of year (000’s) ..................... $97,223 $76,227 $56,655 $42,295 $45,787
Portfolio turnover rate ............................ 70% 37% 34% 40% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments, December 31, 2025
Putnam VT Research Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Aerospace & Defense 1.6%
Airbus SE ......................................... France 2,526 $ 586,598
Northrop Grumman Corp. ............................. United States 1,051 599,290
RTX Corp. ........................................ United States 4,540 832,636
2,018,524
Air Freight & Logistics 0.9%
FedEx Corp. ....................................... United States 3,741 1,080,625
Automobiles 2.5%
General Motors Co. .................................. United States 4,662 379,114
a
Tesla, Inc. ......................................... United States 6,199 2,787,814
3,166,928
Banks 2.4%
Citigroup, Inc. ...................................... United States 14,355 1,675,085
JPMorgan Chase & Co. ............................... United States 3,387 1,091,359
PNC Financial Services Group, Inc. (The) ................. United States 1,144 238,787
3,005,231
Beverages 1.4%
Coca-Cola Co. (The) ................................. United States 17,521 1,224,893
Keurig Dr. Pepper, Inc. ............................... United States 8,565 239,906
PepsiCo, Inc. ...................................... United States 1,598 229,345
1,694,144
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 4,609 1,053,110
Gilead Sciences, Inc. ................................ United States 3,262 400,378
Regeneron Pharmaceuticals, Inc. ....................... United States 955 737,136
a
Vertex Pharmaceuticals, Inc. ........................... United States 648 293,777
2,484,401
Broadline Retail 4.5%
a
Amazon.com, Inc. ................................... United States 24,173 5,579,612
Building Products 0.4%
Trane Technologies plc ............................... United States 1,234 480,273
Capital Markets 2.3%
BlackRock, Inc. ..................................... United States 627 671,103
Charles Schwab Corp. (The) ........................... United States 7,435 742,831
CME Group, Inc. .................................... United States 1,269 346,539
Nasdaq, Inc. ....................................... United States 4,387 426,109
TPG, Inc. , A ....................................... United States 10,245 654,041
2,840,623
Chemicals 0.9%
Corteva, Inc. ....................................... United States 6,251 419,005
Linde plc .......................................... United States 418 178,231
PPG Industries, Inc. ................................. United States 3,128 320,495
a
Solstice Advanced Materials, Inc. ....................... United States 5,504 267,384
1,185,115
Commercial Services & Supplies 0.6%
Cintas Corp. ....................................... United States 1,093 205,560
a
Copart, Inc. ........................................ United States 5,306 207,730

Putnam Variable Trust
Schedule of Investments
Putnam VT Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies (continued)
Waste Connections, Inc. .............................. United States 1,685 $ 295,482
708,772
Communications Equipment 2.1%
Cisco Systems, Inc. ................................. United States 33,437 2,575,652
Construction Materials 0.7%
CRH plc .......................................... United States 6,902 861,370
Consumer Finance 1.1%
Capital One Financial Corp. ........................... United States 5,837 1,414,655
Consumer Staples Distribution & Retail 2.1%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 1,922 173,038
Costco Wholesale Corp. .............................. United States 595 513,092
Target Corp. ....................................... United States 2,610 255,128
a
US Foods Holding Corp. .............................. United States 1,338 100,778
Walmart, Inc. ...................................... United States 14,505 1,616,002
2,658,038
Electric Utilities 1.7%
Constellation Energy Corp. ............................ United States 674 238,104
NextEra Energy, Inc. ................................. United States 7,864 631,322
NRG Energy, Inc. ................................... United States 3,730 593,965
PPL Corp. ......................................... United States 9,201 322,219
Xcel Energy, Inc. .................................... United States 3,908 288,645
2,074,255
Electrical Equipment 0.5%
GE Vernova, Inc. .................................... United States 1,013 662,066
Energy Equipment & Services 0.1%
SLB Ltd. .......................................... United States 1,986 76,223
Entertainment 3.0%
a
Liberty Media Corp.-Liberty Formula One Corp. , C ........... United States 3,128 308,139
a
Live Nation Entertainment, Inc. ......................... United States 4,643 661,628
a
Netflix, Inc. ........................................ United States 8,162 765,269
a
ROBLOX Corp. , A ................................... United States 4,469 362,123
a
Spotify Technology SA ................................ United States 620 360,040
Walt Disney Co. (The) ................................ United States 11,451 1,302,780
3,759,979
Financial Services 4.4%
Apollo Global Management, Inc. ........................ United States 4,509 652,723
a
Berkshire Hathaway, Inc. , B ............................ United States 2,816 1,415,462
Corebridge Financial, Inc. ............................. United States 2,869 86,558
Mastercard, Inc. , A .................................. United States 3,419 1,951,838
a
Toast, Inc. , A ....................................... United States 5,337 189,517
Visa, Inc. , A ........................................ United States 3,252 1,140,509
5,436,607
Food Products 0.2%
Mondelez International, Inc. , A .......................... United States 4,044 217,689
Ground Transportation 0.5%
Union Pacific Corp. .................................. United States 2,675 618,781
Health Care Equipment & Supplies 2.0%
Abbott Laboratories .................................. United States 1,645 206,102

Putnam Variable Trust
Schedule of Investments
Putnam VT Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Becton Dickinson & Co. ............................... United States 2,866 $ 556,204
a
Boston Scientific Corp. ............................... United States 5,771 550,265
a
Dexcom, Inc. ....................................... United States 3,002 199,243
a
Edwards Lifesciences Corp. ........................... United States 2,416 205,964
a
Intuitive Surgical, Inc. ................................ United States 819 463,849
Medtronic plc ...................................... United States 1,946 186,933
Stryker Corp. ...................................... United States 213 74,863
2,443,423
Health Care Providers & Services 2.0%
Cardinal Health, Inc. ................................. United States 878 180,429
Cencora, Inc. ...................................... United States 179 60,457
CVS Health Corp. ................................... United States 3,341 265,142
HCA Healthcare, Inc. ................................. United States 462 215,689
McKesson Corp. .................................... United States 1,055 865,406
UnitedHealth Group, Inc. .............................. United States 2,597 857,296
2,444,419
Health Care REITs 0.5%
Welltower, Inc. ..................................... United States 3,523 653,904
Hotels, Restaurants & Leisure 0.7%
a
Chipotle Mexican Grill, Inc. , A .......................... United States 5,414 200,318
McDonald's Corp. ................................... United States 1,431 437,356
Starbucks Corp. .................................... United States 2,208 185,936
823,610
Household Products 0.6%
Procter & Gamble Co. (The) ........................... United States 5,665 811,851
Industrial Conglomerates 0.7%
Honeywell International, Inc. ........................... United States 4,644 905,998
Industrial REITs 0.5%
Prologis, Inc. ....................................... United States 4,957 632,811
Insurance 3.0%
Allstate Corp. (The) .................................. United States 5,092 1,059,900
American International Group, Inc. ...................... United States 8,848 756,946
Aon plc , A ......................................... United States 963 339,823
a
Arch Capital Group Ltd. ............................... United States 3,379 324,114
Assured Guaranty Ltd. ............................... United States 1,309 117,640
AXA SA ........................................... France 2,448 117,458
Progressive Corp. (The) .............................. United States 1,895 431,529
Prudential plc ...................................... Hong Kong 28,767 442,525
Unum Group ....................................... United States 2,552 197,780
3,787,715
Interactive Media & Services 8.1%
Alphabet, Inc. , A .................................... United States 21,462 6,717,606
Meta Platforms, Inc. , A ............................... United States 5,095 3,363,159
10,080,765
Life Sciences Tools & Services 1.6%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 1,667 505,084
Danaher Corp. ..................................... United States 985 225,486
Thermo Fisher Scientific, Inc. .......................... United States 2,284 1,323,464
2,054,034

Putnam Variable Trust
Schedule of Investments
Putnam VT Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 1.4%
Fortive Corp. ....................................... United States 10,687 $ 590,029
Ingersoll Rand, Inc. .................................. United States 4,992 395,466
Otis Worldwide Corp. ................................ United States 8,685 758,635
1,744,130
Media 0.1%
a
Charter Communications, Inc. , A ........................ United States 683 142,576
Metals & Mining 0.7%
Barrick Mining Corp. ................................. Canada 7,836 341,258
Glencore plc ....................................... Australia 91,527 500,347
841,605
Multi-Utilities 0.6%
Ameren Corp. ...................................... United States 5,462 545,435
CenterPoint Energy, Inc. .............................. United States 6,809 261,057
806,492
Oil, Gas & Consumable Fuels 3.4%
a
Antero Resources Corp. .............................. United States 5,482 188,910
BP plc ............................................ United States 38,727 225,854
Cenovus Energy, Inc. ................................ Canada 31,450 532,053
ConocoPhillips ..................................... United States 8,469 792,783
Exxon Mobil Corp. ................................... United States 16,170 1,945,898
Shell plc .......................................... United States 14,597 537,932
4,223,430
Passenger Airlines 0.3%
Southwest Airlines Co. ............................... United States 8,748 361,555
Pharmaceuticals 3.1%
Eli Lilly & Co. ...................................... United States 2,088 2,243,932
Johnson & Johnson ................................. United States 5,059 1,046,960
Merck & Co., Inc. ................................... United States 5,565 585,772
3,876,664
Semiconductors & Semiconductor Equipment 16.7%
a
Advanced Micro Devices, Inc. .......................... United States 7,691 1,647,105
Analog Devices, Inc. ................................. United States 4,484 1,216,061
Broadcom, Inc. ..................................... United States 12,665 4,383,357
a
Intel Corp. ......................................... United States 31,826 1,174,379
Lam Research Corp. ................................. United States 13,888 2,377,348
Marvell Technology, Inc. .............................. United States 18,535 1,575,104
NVIDIA Corp. ...................................... United States 43,503 8,113,309
Qnity Electronics, Inc. ................................ United States 3,495 285,367
QUALCOMM, Inc. ................................... United States 598 102,288
20,874,318
Software 8.0%
a
AppLovin Corp. , A ................................... United States 267 179,910
Microsoft Corp. ..................................... United States 17,090 8,265,066
Oracle Corp. ....................................... United States 1,544 300,941
a
Palantir Technologies, Inc. , A ........................... United States 7,235 1,286,021
10,031,938
Specialized REITs 1.0%
American Tower Corp. ................................ United States 7,019 1,232,326

Putnam Variable Trust
Schedule of Investments
Putnam VT Research Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 2,111 $ 726,395
TJX Cos., Inc. (The) ................................. United States 4,046 621,506
a
Ulta Beauty, Inc. .................................... United States 138 83,492
1,431,393
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc. ........................................ United States 23,831 6,478,695
a
Pure Storage, Inc. , A ................................. United States 13,382 896,728
7,375,423
Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co. , A ................................ United States 7,145 148,187
NIKE, Inc. , B ....................................... United States 643 40,966
a
On Holding AG , A ................................... Switzerland 5,138 238,814
427,967
Tobacco 0.6%
Philip Morris International, Inc. ......................... United States 4,909 787,404
Trading Companies & Distributors 0.4%
United Rentals, Inc. .................................. United States 581 470,215
Total Common Stocks (Cost $ 72,398,937 ) ....................................
123,865,529
Short Term Investments 0.9%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
b
U.S. Treasury Bills , 3 .18% , 1/20/26 ...................... United States 100,000 99,823
Total U.S. Government and Agency Securities (Cost $ 99,798 ) ...................
99,823
Shares
Management Investment Companies 0.9%
c,d
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 1,064,396 1,064,396
Total Management Investment Companies (Cost $ 1,064,396 ) ...................
1,064,396
Total Short Term Investments (Cost $ 1,164,194 ) ...............................
1,164,219
a
Total Investments (Cost $ 73,563,131 ) 100.1% .................................
$125,029,748
Other Assets, less Liabilities (0.1) % .........................................
(150,859)
Net Assets 100.0% .........................................................
$124,878,889
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
The rate shown represents the yield at period end.
c
See Note 3 ( f ) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Putnam Variable Trust
Schedule of Investments
Putnam VT Research Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
See Note 7 regarding other derivative information.
See A bbreviations on page 26 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Sell 30,200 21,659 1/14/26 $ — $ (353)
Canadian Dollar .... CITI Sell 238,400 170,898 1/14/26 — (2,867)
Canadian Dollar .... GSCO Buy 81,600 58,390 1/14/26 1,086 —
Canadian Dollar .... GSCO Sell 234,300 167,692 1/14/26 — (3,084)
Canadian Dollar .... HSBK Buy 136,900 98,202 1/14/26 1,581 —
Canadian Dollar .... JPHQ Sell 293,400 209,987 1/14/26 — (3,866)
Canadian Dollar .... MSCO Buy 246,900 176,392 1/14/26 3,568 —
Canadian Dollar .... SSBT Buy 155,000 111,355 1/14/26 1,621 —
Canadian Dollar .... TDOM Buy 340,200 243,494 1/14/26 4,470 —
Canadian Dollar .... TDOM Sell 194,500 139,329 1/14/26 — (2,438)
Canadian Dollar .... UBSW Sell 919,500 659,431 1/14/26 — (10,772)
Hong Kong Dollar ... BZWS Buy 1,640,700 211,442 2/11/26 — (348)
Hong Kong Dollar ... CITI Sell 533,300 68,728 2/11/26 113 —
Hong Kong Dollar ... GSCO Sell 314,100 40,478 2/11/26 65 —
Hong Kong Dollar ... MSCO Sell 1,224,600 157,798 2/11/26 240 —
British Pound ...... BOFA Sell 297,400 399,459 3/17/26 — (1,349)
British Pound ...... BZWS Sell 100,200 134,584 3/17/26 — (456)
British Pound ...... GSCO Sell 234,900 315,508 3/17/26 — (1,068)
British Pound ...... MSCO Sell 516,300 689,298 3/17/26 — (6,524)
British Pound ...... UBSW Sell 18,700 24,966 3/17/26 — (236)
Danish Krone ...... BOFA Sell 865,300 136,950 3/17/26 238 —
Euro ............. BZWS Buy 13,100 15,472 3/17/26 — (25)
Euro ............. CITI Sell 20,200 23,857 3/17/26 39 —
Euro ............. GSCO Sell 113,000 133,464 3/17/26 224 —
Euro ............. JPHQ Sell 85,500 100,971 3/17/26 157 —
Euro ............. MSCO Sell 93,900 110,718 3/17/26 — (1)
Euro ............. SSBT Sell 1,400 1,651 3/17/26 — —
Euro ............. TDOM Sell 61,800 72,864 3/17/26 — (5)
Swedish Krona ..... MSCO Sell 3,657,900 395,856 3/17/26 — (2,950)
Swiss Franc ....... MSCO Sell 207,500 263,337 3/17/26 — (612)
Total Forward Exchange Contracts ................................................... $13,402 $(36,954)
Net unrealized appreciation (depreciation) ............................................ $(23,552)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Research Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $72,498,735
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,064,396
Value - Unaffiliated issuers .................................................................. $123,965,352
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,064,396
Cash .................................................................................... 17,458
Foreign currency, at value (cost $ 4,582 ) .......................................................... 4,582
Receivables:
Capital shares sold ........................................................................ 28,854
Dividends and interest ..................................................................... 69,153
Unrealized appreciation on OTC forward exchange contracts .......................................... 13,402
Prepaid expenses .......................................................................... 21,723
Total assets .......................................................................... 125,184,920
Liabilities:
Payables:
Capital shares redeemed ................................................................... 81,356
Management fees ......................................................................... 56,261
Administrative fees ........................................................................ 895
Distribution fees .......................................................................... 20,693
Transfer agent fees ........................................................................ 14,740
Reports to shareholders fees ................................................................ 18,383
Professional fees ......................................................................... 40,336
Trustees' fees and expenses ................................................................. 33,754
Unrealized depreciation on OTC forward exchange contracts .......................................... 36,954
Accrued expenses and other liabilities ........................................................... 2,659
Total liabilities ......................................................................... 306,031
Net assets, at value ................................................................. $124,878,889
Net assets consist of:
Paid-in capital ............................................................................. $65,153,460
Total distributable earnings (losses) ............................................................. 59,725,429
Net assets, at value ................................................................. $124,878,889

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT
Research Fund
Class IA:
Net assets, at value ....................................................................... $27,656,291
Shares outstanding ........................................................................ 579,472
Net asset value and maximum offering price per share
a
............................................. $47.73
Class IB:
Net assets, at value ....................................................................... $97,222,598
Shares outstanding ........................................................................ 2,053,051
Net asset value and maximum offering price per share
a
............................................. $47.36
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Research Fund
Investment income:
Dividends: (net of foreign taxes of $5,239)
Unaffiliated issuers ........................................................................ $1,331,147
Non-controlled affiliates (Note 3 f ) ............................................................. 95,544
Interest:
Unaffiliated issuers ........................................................................ 8,323
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (14,371)
Non-controlled affiliates (Note 3 f ) ............................................................. 15,099
Total investment income ................................................................... 1,435,742
Expenses:
Management fees (Note 3 a ) ................................................................... 612,264
Administrative fees (Note 3 b ) .................................................................. 1,972
Distribution fees: (Note 3c )
    Class IB ................................................................................ 222,231
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 18,447
    Class IB ................................................................................ 62,346
Custodian fees (Note 4 ) ...................................................................... 7,190
Reports to shareholders fees .................................................................. 20,987
Professional fees ........................................................................... 55,608
Trustees' fees and expenses (Note 3e) ........................................................... 3,531
Other .................................................................................... 4,580
Total expenses ......................................................................... 1,009,156
Expense reductions (Note 4 ) ............................................................... (39)
Net expenses ......................................................................... 1,009,117
Net investment income ................................................................ 426,625
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 9,867,968
Written options ........................................................................... (734,992)
Foreign currency transactions ................................................................ 1,953
Forward exchange contracts ................................................................. (94,909)
Futures contracts ......................................................................... (56,349)
Net realized gain (loss) .................................................................. 8,983,671
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,898,268
Translation of other assets and liabilities denominated in foreign currencies .............................. 100
Forward exchange contracts ................................................................. (130,747)
Futures contracts ......................................................................... 57,775
Net change in unrealized appreciation (depreciation) ............................................ 10,825,396
Net realized and unrealized gain (loss) ............................................................ 19,809,067
Net increase (decrease) in net assets resulting from operations .......................................... $20,235,692

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam VT Research Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $426,625 $484,962
Net realized gain (loss) ................................................. 8,983,671 6,648,920
Net change in unrealized appreciation (depreciation) ........................... 10,825,396 14,070,344
Net increase (decrease) in net assets resulting from operations ................ 20,235,692 21,204,226
Distributions to shareholders:
Class IA ............................................................ (1,815,068) (313,462)
Class IB ............................................................ (5,584,465) (666,732)
Total distributions to shareholders .......................................... (7,399,533) (980,194)
Capital share transactions: (Note 2 )
Class IA ............................................................ (1,488,125) (3,009,333)
Class IB ............................................................ 10,741,713 5,064,603
Total capital share transactions ............................................ 9,253,588 2,055,270
Net increase (decrease) in net assets ................................... 22,089,747 22,279,302
Net assets:
Beginning of year ....................................................... 102,789,142 80,509,840
End of year ........................................................... $124,878,889 $102,789,142

Putnam Variable Trust
Notes to Financial Statements
Putnam VT Research Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT Research
Fund (Fund) is included in this report. Shares of the Fund
are generally sold only to insurance company separate
accounts to fund the benefits of variable life insurance
policies or variable annuity contracts. At December 31, 2025,
43.6% of the Fund's shares were held through one insurance
company. Investment activities of these insurance company
separate accounts could have a material impact on the
Fund. The Fund offers two classes of shares: Class IA and
Class IB. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the  Fund 's significant accounting policies.
On January 23, 2026, the Trust's Board of Trustees
approved a proposal to change the name of the Fund to
Putnam VT U.S. Research Fund, effective May 1, 2026.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, the Fund had OTC
derivatives in a net liability position of $28,781.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7  regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 15,451 $645,899 16,346 $664,623
Shares issued in reinvestment of distributions .......... 47,904 1,815,068 8,094 313,462
Shares redeemed ............................... (92,169) (3,949,092) (99,471) (3,987,418)
Net increase (decrease) .......................... (28,814) $(1,488,125) (75,031) $(3,009,333)
Class IB Shares:
Shares sold ................................... 607,982 $25,597,627 336,884 $13,569,333
Shares issued in reinvestment of distributions .......... 148,286 5,584,465 17,304 666,731
Shares redeemed ............................... (461,206) (20,440,379) (229,439) (9,171,461)
Net increase (decrease) .......................... 295,062 $10,741,713 124,749 $5,064,603
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.531% of the Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to Advisers based on the costs of
Advisers in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.710% of the first $5 billion,
0.660% of the next $5 billion,
0.610% of the next $10 billion,
0.560% of the next $10 billion,
0.510% of the next $50 billion,
0.490% of the next $50 billion,
0.480% of the next $100 billion and
0.475% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Research Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Research Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.967% ...... $2,753,082 $20,876,267 $(22,564,953) $— $— $1,064,396 1,064,396 $95,544
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the year ended December 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Research Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.044% ............. $1,389,335 $6,142,666 $(7,532,001) $— $— $— — $15,099
Total Affiliated Securities ... $4,142,417 $27,018,933 $(30,096,954) $— $— $1,064,396 $110,643
2025 2024
Distributions paid from:
Ordinary income .......................................................... $2,160,551 $980,194
Long term capital gain ...................................................... 5,238,982 —
$7,399,533 $980,194
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Research Fund
(continued)
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$83,622,587 and $79,553,175, respectively.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Cost of investments .......................................................................... $75,089,337
Unrealized appreciation ........................................................................ $52,803,094
Unrealized depreciation ........................................................................ (2,886,235)
Net unrealized appreciation (depreciation) .......................................................... $49,916,859
Distributable earnings:
Undistributed ordinary income ................................................................... $1,666,646
Undistributed long term capital gains .............................................................. 8,141,893
Total distributable earnings ..................................................................... $9,808,539
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Research Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 13,402 Unrealized depreciation on OTC
forward exchange contracts
$ 36,954
Total .................... $13,402 $36,954
5. Income Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025 , the average month end notional amount of futures contracts and options represented
$865,088 and $2,955,102 , respectively.  The average month end contract value of forward exchange contracts was
$5,053,185.
See Note 1(d)  regarding derivative financial instruments.
8. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam VT Research Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(94,909) Forward exchange contracts $(130,747)
Equity contracts ..............
Investments 907,140
a
Investments —
a
Written options (734,992) Written options —
Futures contracts (56,349) Futures contracts 57,775
Total ....................... $20,890 $(72,972)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
7. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 1,431,926 $ 586,598 $ — $ 2,018,524
Air Freight & Logistics ................... 1,080,625 — — 1,080,625
Automobiles .......................... 3,166,928 — — 3,166,928
Banks ............................... 3,005,231 — — 3,005,231
Beverages ........................... 1,694,144 — — 1,694,144
Biotechnology ......................... 2,484,401 — — 2,484,401
Broadline Retail ....................... 5,579,612 — — 5,579,612
Building Products ...................... 480,273 — — 480,273
Capital Markets ........................ 2,840,623 — — 2,840,623
Chemicals ........................... 1,185,115 — — 1,185,115
Commercial Services & Supplies ........... 708,772 — — 708,772
Communications Equipment .............. 2,575,652 — — 2,575,652
Construction Materials .................. 861,370 — — 861,370
Consumer Finance ..................... 1,414,655 — — 1,414,655
Consumer Staples Distribution & Retail ...... 2,658,038 — — 2,658,038
Electric Utilities ........................ 2,074,255 — — 2,074,255
Electrical Equipment .................... 662,066 — — 662,066
Energy Equipment & Services ............. 76,223 — — 76,223
Entertainment ......................... 3,759,979 — — 3,759,979
Financial Services ...................... 5,436,607 — — 5,436,607
Food Products ........................ 217,689 — — 217,689
Ground Transportation .................. 618,781 — — 618,781
Health Care Equipment & Supplies ......... 2,443,423 — — 2,443,423
Health Care Providers & Services .......... 2,444,419 — — 2,444,419
Health Care REITs ..................... 653,904 — — 653,904
Hotels, Restaurants & Leisure ............. 823,610 — — 823,610
8. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam VT Research Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Putnam VT Research Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Household Products .................... $ 811,851 $ — $ — $ 811,851
Industrial Conglomerates ................ 905,998 — — 905,998
Industrial REITs ....................... 632,811 — — 632,811
Insurance ............................ 3,227,732 559,983 — 3,787,715
Interactive Media & Services .............. 10,080,765 — — 10,080,765
Life Sciences Tools & Services ............ 2,054,034 — — 2,054,034
Machinery ............................ 1,744,130 — — 1,744,130
Media ............................... 142,576 — — 142,576
Metals & Mining ....................... 341,258 500,347 — 841,605
Multi-Utilities .......................... 806,492 — — 806,492
Oil, Gas & Consumable Fuels ............. 3,459,644 763,786 — 4,223,430
Passenger Airlines ..................... 361,555 — — 361,555
Pharmaceuticals ....................... 3,876,664 — — 3,876,664
Semiconductors & Semiconductor Equipment . 20,874,318 — — 20,874,318
Software ............................. 10,031,938 — — 10,031,938
Specialized REITs ...................... 1,232,326 — — 1,232,326
Specialty Retail ........................ 1,431,393 — — 1,431,393
Technology Hardware, Storage & Peripherals . 7,375,423 — — 7,375,423
Textiles, Apparel & Luxury Goods .......... 427,967 — — 427,967
Tobacco ............................. 787,404 — — 787,404
Trading Companies & Distributors .......... 470,215 — — 470,215
Short Term Investments ................... 1,064,396 99,823 — 1,164,219
Total Investments in Securities ........... $122,519,211 $2,510,537
b
$— $125,029,748
Other Financial Instruments:
Forward Exchange Contracts ............... $— $13,402 $— $13,402
Total Other Financial Instruments ......... $— $13,402 $— $13,402
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 36,954 $ — $ 36,954
Total Other Financial Instruments ......... $— $36,954 $— $36,954
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,410,714, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements

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Annual Report
Putnam VT Research Fund
(continued)
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
Selected Portfolio
REIT
Real Estate Investment Trust

Putnam Variable Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Variable Trust and Shareholders of Putnam VT Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam VT
Research Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31,
2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Variable Trust
Tax Information (unaudited)

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Annual Report
Putnam VT Research Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $5,238,982
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,124,458
Section 163(j) Interest Earned §163(j) $66,444

Putnam Variable Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38983-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	February 25, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	February 25, 2026